Dreyfus State Municipal Bond Funds (the "Registrant")

-Dreyfus Connecticut Fund (the “Fund”)
-Dreyfus Massachusetts Fund (the "Fund")
-Dreyfus Pennsylvania Fund (the "Fund")

Incorporated herein by reference is a revised version of the Registrant's prospectus dated September 1, 2014, As Revised November 20, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000806176-14-000024).